Investments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	R$ 5,547,637	R$ 3,775,093	R$ 6,701,864	R$ 7,043,262
Financial investments	2,357,613	2,302,672
Trade accounts receivable	3,075,218	3,281,196
Inventories	8,486,577	6,640,049
Taxes recoverable	847,088	982,629
Other receivables	719,682	437,380
Current assets	21,033,815	17,419,019
Non-current assets
Taxes recoverable	1,574,579	987,236
Deferred income tax and social contribution	1,104,158	1,165,726	1,653,115
Related parties	0	0
Other receivables	594,109	670,756
Property, plant and equipment	31,759,890	29,761,610	29,336,710
Intangible assets	2,740,982	2,727,497
Non-current assets	37,773,718	35,312,825
Total assets	58,807,533	52,731,844
Current liabilities
Trade payables	8,341,252	5,058,796
Borrowings	737,436	1,184,781
Debenture	27,732	27,183
Braskem Idesa borrowings	10,504,592	9,691,450
Payroll and related charges	645,396	630,517
Taxes payable	501,273	894,769
Other payables	2,008,397	1,076,927
Current liabilities	22,766,078	18,564,423
Non-current liabilities
Loan agreements	24,160,720	22,176,640
Braskem Idesa Borrowings	266,777	286,141
Accounts payable to related parties	0	0
Loan to non-controlling shareholders of Braskem Idesa	2,183,830	1,756,600
Provision for losses on subsidiaries	0	0
Other payables	3,775,458	4,475,240
Non-current liabilities	30,386,785	28,694,621
Shareholders' equity
Total attributable to the Company's shareholders	6,531,070	6,300,301
Non-controlling interest in subsidiaries	(876,400)	(827,501)
Shareholders' equity	5,654,670	5,472,800	1,720,710	945,489
Total liabilities and shareholders' equity	58,807,533	52,731,844
Consolidated Braskem without the effect of Braskem Idesa consolidated
Current assets
Cash and cash equivalents	4,584,280	3,480,407	6,500,265	6,908,623
Financial investments	2,357,613	2,302,672
Trade accounts receivable	2,574,791	2,809,034
Inventories	7,907,429	6,293,324
Taxes recoverable	737,399	919,600
Other receivables	379,560	392,750
Current assets	18,541,072	16,197,787
Non-current assets
Taxes recoverable	1,574,518	987,184
Deferred income tax and social contribution	114,000	129,469
Related parties	6,137,206	5,051,706
Other receivables	546,892	637,549
Property, plant and equipment	20,102,981	19,180,263
Intangible assets	2,562,722	2,575,567
Non-current assets	31,038,319	28,561,738
Total assets	49,579,391	44,759,525
Current liabilities
Trade payables	8,099,755	5,047,293
Borrowings	737,436	1,184,781
Debenture	27,732	27,183
Braskem Idesa borrowings	0	0
Payroll and related charges	617,079	609,883
Taxes payable	488,472	881,702
Other payables	1,932,548	1,019,346
Current liabilities	11,903,022	8,770,188
Non-current liabilities
Loan agreements	24,160,720	22,176,640
Braskem Idesa Borrowings	266,777	286,141
Accounts payable to related parties	0	0
Loan to non-controlling shareholders of Braskem Idesa	0	0
Provision for losses on subsidiaries	2,871,819	2,689,769
Other payables	3,765,110	4,467,398
Non-current liabilities	31,064,426	29,619,948
Shareholders' equity
Total attributable to the Company's shareholders	6,531,070	6,300,300
Non-controlling interest in subsidiaries	80,873	69,089
Shareholders' equity	6,611,943	6,369,389
Total liabilities and shareholders' equity	49,579,391	44,759,525
Braskem Idesa consolidated
Current assets
Cash and cash equivalents	963,357	294,686	201,599	134,639
Financial investments	0	0
Trade accounts receivable	627,879	620,531
Inventories	579,148	346,725
Taxes recoverable	109,689	63,029
Other receivables	340,122	44,630
Current assets	2,620,195	1,369,601
Non-current assets
Taxes recoverable	61	52
Deferred income tax and social contribution	990,158	1,036,257
Related parties	0	0
Other receivables	47,217	33,207
Property, plant and equipment	12,365,063	11,228,346
Intangible assets	178,260	151,930
Non-current assets	13,580,759	12,449,792
Total assets	16,200,954	13,819,393
Current liabilities
Trade payables	368,949	159,872
Borrowings	0	0
Debenture	0	0
Braskem Idesa borrowings	10,504,592	9,691,450
Payroll and related charges	28,317	20,634
Taxes payable	12,801	13,067
Other payables	75,849	57,581
Current liabilities	10,990,508	9,942,604
Non-current liabilities
Loan agreements	0	0
Braskem Idesa Borrowings	0	0
Accounts payable to related parties	6,147,768	5,065,971
Loan to non-controlling shareholders of Braskem Idesa	2,183,830	1,756,600
Provision for losses on subsidiaries	0	0
Other payables	10,348	7,842
Non-current liabilities	8,341,946	6,830,413
Shareholders' equity
Total attributable to the Company's shareholders	(3,131,500)	(2,953,624)
Non-controlling interest in subsidiaries	0	0
Shareholders' equity	(3,131,500)	(2,953,624)
Total liabilities and shareholders' equity	16,200,954	13,819,393
Eliminations
Current assets
Cash and cash equivalents	0	0	R$ 0	R$ 0
Financial investments	0	0
Trade accounts receivable	(127,452)	(148,369)
Inventories	0	0
Taxes recoverable	0	0
Other receivables	0	0
Current assets	(127,452)	(148,369)
Non-current assets
Taxes recoverable	0	0
Deferred income tax and social contribution	0	0
Related parties	(6,137,206)	(5,051,706)
Other receivables	0	0
Property, plant and equipment	(708,154)	(646,999)
Intangible assets	0	0
Non-current assets	(6,845,360)	(5,698,705)
Total assets	(6,972,812)	(5,847,074)
Current liabilities
Trade payables	(127,452)	(148,369)
Borrowings	0	0
Debenture	0	0
Braskem Idesa borrowings	0	0
Payroll and related charges	0	0
Taxes payable	0	0
Other payables	0	0
Current liabilities	(127,452)	(148,369)
Non-current liabilities
Loan agreements	0	0
Braskem Idesa Borrowings	0	0
Accounts payable to related parties	(6,147,768)	(5,065,971)
Loan to non-controlling shareholders of Braskem Idesa	0	0
Provision for losses on subsidiaries	(2,871,819)	(2,689,769)
Other payables	0	0
Non-current liabilities	(9,019,587)	(7,755,740)
Shareholders' equity
Total attributable to the Company's shareholders	3,131,500	2,953,625
Non-controlling interest in subsidiaries	(957,273)	(896,590)
Shareholders' equity	2,174,227	2,057,035
Total liabilities and shareholders' equity	R$ (6,972,812)	R$ (5,847,074)